Segment reporting (Detail) - CHF (SFr) SFr in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2018		Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017		Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					SFr 2,729		SFr 3,113
Non-interest income	[1]					12,577		11,734
Allocations from CC - Group ALM	[1]					0		0
Income	[1]					15,305		14,847
Credit loss (expense) / recovery		SFr (28)		SFr (25)	SFr (46)	(53)	[1]	(46)	[1]
Total operating income		7,554		7,698	7,269	15,252	[1]	14,801	[1]
Personnel expenses		4,059		4,014	4,014	8,073	[1]	8,074	[1]
General and administrative expenses		1,516		1,424	1,488	2,940	[1]	2,994	[1]
Services (to) / from CC and other BDs	[1]					0		0
of which: services from CC - Services	[1]					0		0
Depreciation and impairment of property, equipment and software		284		272	249	556	[1]	505	[1]
Amortization and impairment of intangible assets		16		16	16	32	[1]	37	[1]
Total operating expenses		5,875		5,725	5,767	11,600	[1]	11,609	[1]
Operating profit / (loss) before tax		1,679		1,973	1,502	3,652	[1]	3,192	[1]
Tax expense / (benefit)		394		457	327	851	[1]	701	[1]
Net profit / (loss)		1,285		1,516	SFr 1,175	2,801	[1],[2]	2,490	[1],[2]
Total assets		944,482	[1]	SFr 919,361		944,482	[1]			SFr 915,187	SFr 915,642	[1]
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					1,998		1,764
Non-interest income	[1]					6,264		5,986
Allocations from CC - Group ALM	[1]					88		190
Income	[1]					8,350		7,940
Credit loss (expense) / recovery	[1]					2		(2)
Total operating income	[1]					8,352		7,938
Personnel expenses	[1]					3,766		3,758
General and administrative expenses	[1]					589		578
Services (to) / from CC and other BDs	[1]					1,805		1,757
of which: services from CC - Services	[1]					1,755		1,703
Depreciation and impairment of property, equipment and software	[1]					2		2
Amortization and impairment of intangible assets	[1]					25		23
Total operating expenses	[1]					6,187		6,119
Operating profit / (loss) before tax	[1]					2,165		1,819
Total assets	[1]	197,729				197,729					190,074
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					989		940
Non-interest income	[1]					897		870
Allocations from CC - Group ALM	[1]					29		103
Income	[1]					1,915		1,914
Credit loss (expense) / recovery	[1]					(35)		(21)
Total operating income	[1]					1,880		1,893
Personnel expenses	[1]					398		437
General and administrative expenses	[1]					115		134
Services (to) / from CC and other BDs	[1]					573		542
of which: services from CC - Services	[1]					615		587
Depreciation and impairment of property, equipment and software	[1]					6		6
Amortization and impairment of intangible assets	[1]					0		0
Total operating expenses	[1]					1,093		1,119
Operating profit / (loss) before tax	[1]					787		774
Total assets	[1]	135,929				135,929					135,556
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					(16)		(15)
Non-interest income	[1]					907		935
Allocations from CC - Group ALM	[1]					7		9
Income	[1]					899		929
Credit loss (expense) / recovery	[1]					0		0
Total operating income	[1]					899		929
Personnel expenses	[1]					356		357
General and administrative expenses	[1]					97		109
Services (to) / from CC and other BDs	[1]					237		247
of which: services from CC - Services	[1]					258		266
Depreciation and impairment of property, equipment and software	[1]					1		1
Amortization and impairment of intangible assets	[1]					1		2
Total operating expenses	[1]					692		716
Operating profit / (loss) before tax	[1]					207		213
Total assets	[1]	27,570				27,570					14,269
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					290		452
Non-interest income	[1]					4,413		3,859
Allocations from CC - Group ALM	[1]					(204)		(174)
Income	[1]					4,499		4,137
Credit loss (expense) / recovery	[1]					(21)		(12)
Total operating income	[1]					4,478		4,124
Personnel expenses	[1]					1,667		1,591
General and administrative expenses	[1]					287		256
Services (to) / from CC and other BDs	[1]					1,357		1,335
of which: services from CC - Services	[1]					1,313		1,287
Depreciation and impairment of property, equipment and software	[1]					4		5
Amortization and impairment of intangible assets	[1]					5		6
Total operating expenses	[1]					3,320		3,194
Operating profit / (loss) before tax	[1]					1,158		931
Total assets	[1]	262,221				262,221					262,931
Corporate Center - Services
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					(179)		(153)
Non-interest income	[1]					37		55
Allocations from CC - Group ALM	[1]					25		60
Income	[1]					(116)		(37)
Credit loss (expense) / recovery	[1]					0		0
Total operating income	[1]					(116)		(37)
Personnel expenses	[1]					1,847		1,888
General and administrative expenses	[1]					1,766		1,920
Services (to) / from CC and other BDs	[1]					(4,065)		(3,984)
of which: services from CC - Services	[1]					(4,101)		(4,006)
Depreciation and impairment of property, equipment and software	[1]					542		491
Amortization and impairment of intangible assets	[1]					1		6
Total operating expenses	[1]					92		321
Operating profit / (loss) before tax	[1]					(207)		(358)
Total assets	[1]	20,944				20,944					20,875
Corporate Center - Group ALM
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					(368)		115
Non-interest income	[1]					(121)		(5)
Allocations from CC - Group ALM	[1]					100		(139)
Income	[1]					(389)		(30)
Credit loss (expense) / recovery	[1]					0		0
Total operating income	[1]					(389)		(30)
Personnel expenses	[1]					18		17
General and administrative expenses	[1]					20		7
Services (to) / from CC and other BDs	[1]					1		(13)
of which: services from CC - Services	[1]					81		65
Depreciation and impairment of property, equipment and software	[1]					0		0
Amortization and impairment of intangible assets	[1]					0		0
Total operating expenses	[1]					39		12
Operating profit / (loss) before tax	[1]					(428)		(41)
Total assets	[1]	261,308				261,308					245,737
Non-core and Legacy Portfolio
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					13		10
Non-interest income	[1]					180		34
Allocations from CC - Group ALM	[1]					(44)		(50)
Income	[1]					148		(6)
Credit loss (expense) / recovery	[1]					(1)		(11)
Total operating income	[1]					147		(16)
Personnel expenses	[1]					19		25
General and administrative expenses	[1]					66		(12)
Services (to) / from CC and other BDs	[1]					91		116
of which: services from CC - Services	[1]					79		97
Depreciation and impairment of property, equipment and software	[1]					0		0
Amortization and impairment of intangible assets	[1]					0		0
Total operating expenses	[1]					177		129
Operating profit / (loss) before tax	[1]					(30)		SFr (146)
Total assets	[1]	SFr 38,781				SFr 38,781					SFr 46,200

[1]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.

[2]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.